1. Summary of Significant Accounting Policies: Depreciation and Amortization (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Details
Depreciation and amortization	$ 4,268,716	$ 3,709,687	$ 3,318,710